FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

		June 30, 2021
Category		Level 1	Level 2	Level 3	Total
Liabilities:
Private Warrant Liabilities	Total liabilities	$—	$—	$14,640	$14,640
Contingent consideration - current	Contingent consideration payable			$6,213	$6,213
Contingent consideration -non-current	Contingent consideration payable	$—	$—	$4,035	$4,035
Total		$—	$—	$24,888	$24,888

Fair Value, Liabilities Measured on Recurring Basis, Level 2 Input Reconciliation	The following table represents the change in the warrant liability and contingent consideration (in thousands):

	Private Warrants	Contingent Consideration
Beginning January 1, 2021	$22,080	$—
Additions	—	9,688
Changes in fair value	(7,435)	560
Settlements	(5)	—
Ending June 30, 2021	$14,640	$10,248

	Private Warrants	Contingent Consideration
Beginning April 1, 2021	$22,390	$5,307
Additions	—	4,763
Changes in fair value	(7,750)	178
Settlements	—	—
Ending June 30, 2021	$14,640	$10,248

Fair Value Measurement Inputs and Valuation Techniques	As of June 30, 2021, the Company has approximately 4.0 million Private Placement Warrants outstanding. The significant assumptions were as follows:

June 30, 2021
Private Placement Warrants Fair Value Per Share	$3.66
Private Placement Warrant valuation inputs:
Stock price	$9.68
Strike price	$11.50
Remaining contractual term in years	4.04
Estimated volatility of Class A Common Stock	55.0%
Dividend yield	0.0%
Risk free interest rate	0.67%
The range of outcomes for the fair value of the contingent consideration did not materially change for Aimtell/PushPros/Aramis from prior period.

Contingent Consideration assumptions:	Aimtell/PushPros/Aramis	Crisp Results
EBITDA expectations	4,390,925	10,581,397
Risk adjustment EBITDA	3,885,625	9,680,674
EBITDA volatility	115.0%	70.0%
Iteration (actual)	100,000	100,000
Risk adjustment discount rate	36.0%	21.5%
Risk free / Credit risk	6.2%	6.2%
Days gap from period end to payment	90	90